Shareholder Report, Line Graph (Details) 74200026200_Franklin Corefolio Allocation Fund_Class R6_TSR Annual {Class R6} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	$ 24,177	$ 20,972	$ 16,679	$ 21,006	$ 18,084	$ 15,236	$ 12,068	$ 12,946	$ 10,765	$ 10,000	$ 27,716
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	32,448	26,209	20,808	25,754	20,495	16,954	12,940	13,656	11,274	10,000	$ 38,012
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	33,786	27,025	21,399	26,132	20,304	17,149	13,042	13,640	11,196	10,000	$ 39,827
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index
Accumulated Value	$ 27,281	$ 22,888	$ 18,396	$ 22,361	$ 18,277	$ 15,689	$ 12,219	$ 13,311	$ 10,815	$ 10,000	$ 33,173